Cover	Dec. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2021
Entity File Number	0-8328
Entity Registrant Name	DMC Global Inc.
Entity Central Index Key	0000034067
Entity Tax Identification Number	84-0608431
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11800 Ridge Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	665-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 Par Value
Trading Symbol	BOOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false